OTHER NOTES TO THE ACCOUNTS - Stock Options Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Options shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2023 Options £ / shares shares
Share option activities
Number of share options outstanding in share-based payment arrangement at end of period		5,202,000	4,472,000		5,138,000
Maximum number of share options available to grant | shares		7,371,000	5,997,000		8,452,000
Expense for share-based payments | $	$ 39	$ 40	$ 41	$ 41
Minimum
Share option activities
Exercise price of outstanding share options					£ 8.43
Maximum
Share option activities
Exercise price of outstanding share options					£ 15.41